LOAN RECEIVABLES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) item
Disclosure of Loan Receivables [line items]
Balance	$ 4,617	$ 4,600
Balance	$ 4,617	4,617	$ 4,600
Number of MR vessels | item			2
Sale lease back transaction interest rate	1.00%
Gross
Disclosure of Loan Receivables [line items]
Balance	$ 4,700	4,700	$ 0
Additions	0	0	4,700
Balance	4,700	4,700	4,700
Accumulated impairment
Disclosure of Loan Receivables [line items]
Balance	(100)	(100)	0
Additions	0	0	(100)
Balance	$ (100)	$ (100)	$ (100)